Submission	Mar. 13, 2025
Submission [Line Items]
Central Index Key	0001099219
Registrant Name	METLIFE INC
Registration File Number	333-268442
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES